Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
See Notes to Schedule of Investments.
Share
Amount Value
Common Stock (97.0%)
 (a)
Consumer Discretionary ( 8.5% )
Bath & Body Works, Inc. 116,440 $ 3,935,672
General Motors Co. 772,780 25,478,556
Lennar Corp., Class A 153,005 17,171,751
PVH Corp. 331,960 25,398,260
71,984,239
Consumer Staples ( 3.9% )
Conagra Brands, Inc. 438,995 12,037,243
The Kraft Heinz Co. 618,140 20,794,230
32,831,473
Energy ( 8.7% )
Baker Hughes Co. 493,115 17,416,822
Kinder Morgan, Inc. 1,401,740 23,240,849
TotalEnergies SE, ADR 497,800 32,735,328
73,392,999
Financials ( 12.1% )
Berkshire Hathaway, Inc., Class B
 (b)
62,935 22,046,130
Capital One Financial Corp. 285,075 27,666,529
Fidelity National Information Services, Inc. 391,145 21,618,584
Wells Fargo & Co. 743,200 30,367,152
101,698,395
Health Care ( 26.1% )
Avantor, Inc.
 (b)
1,244,400 26,231,952
Cardinal Health, Inc. 237,520 20,621,486
Centene Corp.
 (b)
328,135 22,601,939
Elevance Health, Inc. 47,910 20,860,972
GE HealthCare Technologies, Inc. 381,120 25,931,405
Hologic, Inc.
 (b)
290,645 20,170,763
Merck & Co., Inc. 218,425 22,486,854
Organon & Co. 1,100,680 19,107,805
Pfizer, Inc. 516,690 17,138,607
Teva Pharmaceutical Industries, Ltd., ADR
 (b)
2,457,065 25,062,063
220,213,846

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2023
See Notes to Schedule of Investments.
Share
Amount Value
Industrials ( 12.3% )
Acuity Brands, Inc. 112,860 $ 19,221,187
FedEx Corp. 83,920 22,232,086
Huntington Ingalls Industries, Inc. 119,285 24,403,325
PACCAR, Inc. 210,382 17,886,678
The Boeing Co.
 (b)
106,550 20,423,504
104,166,780
Information Technology ( 17.7% )
Analog Devices, Inc. 109,320 19,140,839
Applied Materials, Inc. 124,820 17,281,329
Cisco Systems, Inc. 315,890 16,982,246
Flex, Ltd.
 (b)
1,161,175 31,328,501
Micron Technology, Inc. 350,785 23,863,904
NXP Semiconductors NV 107,055 21,402,436
Oracle Corp. 180,480 19,116,442
149,115,697
Materials ( 2.2% )
Cleveland-Cliffs, Inc.
 (b)
1,172,650 18,328,520
Utilities ( 5.5% )
Constellation Energy Corp. 151,185 16,491,260
Vistra Corp. 895,420 29,710,035
46,201,295
Total Common Stock (97.0%) (cost $698,217,664) 817,933,244
Short-Term Investment (3.1%)
Money Market Fund ( 3.1% )
First American Government Obligations Fund, Class X, 5.2 6%
 (c)
26,182,511 26,182,511
Total Short-Term Investment (3.1%) (cost $26,182,511) 26,182,511
Investments, at value (100.1%) (cost $724,400,175) $ 844,115,755
Other Liabilities Less Assets (-0.1%) (545,665)
Net Assets (100.0%) $ 843,570,090

See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
September 30, 2023
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s institutional class shares 7-day yield as of September 30, 2023.
ADR American Depositary Receipt

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”).
The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial
Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional
Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation
system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated Sound Shore Management, Inc. (the
"Adviser"), as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2023
unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs pursuant to its fair valuation procedures if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a
NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the Adviser’s fair valuation procedures. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of September 30, 2023:

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
September 30, 2023
At September 30, 2023 , all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis.
3. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the schedule of investments as of the date the schedule of investments were issued.
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 817,933,244 $ – $ – $ 817,933,244
Short-Term Investments 26,182,511 – – 26,182,511
Total Investments $ 844,115,755 $ – $ – $ 844,115,755